CONVERTIBLE NOTES- Interest Expense Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Contractual interest expense	$ 2,616	$ 2,616
Amortization of debt discounts	2,647	2,229
Total	$ 5,263	$ 4,845